SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended								12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Scandic American Shipping Ltd. [Member]	Dec. 31, 2006 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees and Non-Employees [Member] Stock Incentive Plan 2004 [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	May 31, 2009 Common Stock [Member]	Jan. 31, 2009 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)	51,200,000											51,200,000	51,200,000	51,200,000
Increased authorized share capital (in shares)												38,800,000
Balance at end of period (in shares)	90,000,000	51,200,000										90,000,000	51,200,000	51,200,000
Issued and Outstanding Shares [Roll forward]
Balance at beginning of period, issued (in shares)	46,898,782											46,898,782	42,204,904	34,373,271
Balance at beginning of period, outstanding (in shares)	46,898,782											46,898,782	42,204,904	34,373,271
Common Shares Issued in Follow-on Offering (in shares)										4,225,000	3,450,000	400,000	4,600,000	7,675,000
Compensation - Restricted Shares (in shares)					4,612	93,878				86,225	70,408	4,612	93,878	156,633
Balance at end of period, issued (in shares)	47,303,394	46,898,782										47,303,394	46,898,782	42,204,904
Balance at end of period, outstanding (in shares)	47,303,394	46,898,782										47,303,394	46,898,782	42,204,904
Common Stock [Roll forward]
Balance at beginning of period												$ 469,000	$ 422,000	$ 344,000
Common Shares Issued in Follow-on Offering	4,000	136,510,000	236,684,000							42,000	35,000	4,000	46,000	77,000
Compensation - Restricted Shares	67,000	2,838,000	5,366,000							1,000	0	0	1,000	1,000
Balance at end of period												473,000	469,000	422,000
Common Stock [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Restricted shares issued (in shares)					578,306	399,694	16,700		226,000
Restricted shares vested and outstanding to employees and non-employees (in shares)								16,700
Net proceeds from underwritten public offering of common shares	4,000	136,510,000	236,684,000
Issue price of common shares (in dollars per share)										$ 32.00	$ 32.50
Additional Paid in Capital [Abstract]
Share Premium Fund	0	0
Reduction of Share Premium		136,414,000	236,607,000
Contributed Surplus Account [Abstract]
Net loss	$ (72,298,000)	$ (809,000)	$ 1,012,000									$ 0	$ 0	$ 0
Shareholders' Rights Plan [Abstract]
Preferred stock purchase right				One preferred stock purchase right to purchase one one-thousandth of a share of our Series A Participating Preferred Stock for each outstanding share of our common stock, par value $0.01 per share
Stockholders rights, exercise price				$ 115
Percentage of common stock ownership (in hundredths)				15.00%